Expense Example {- Fidelity Advisor Mid Cap II Fund} - 12.31 Fidelity Advisor Mid Cap II Fund AMCIZ PRO-10 - Fidelity Advisor Mid Cap II Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Class C
Expense Example:
1 year	289
3 years	585
5 years	1,006
10 years	2,180
Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Class Z
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786